Related Party Transactions - Schedule of related party transactions (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Services and products provided to NetEase Group [Member] | Learning services provided to NetEase Group [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	¥ 5,826	¥ 2,913	¥ 10,485
Services and products provided to NetEase Group [Member] | Learning products provided to NetEase Group [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	7,607	11,418
Services and products provided to NetEase Group [Member] | Online marketing services provided to NetEase Group [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	15,860	23,249	16,763
Services and products purchased from NetEase Group [Member] | Services purchased from NetEase Group [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	172,437	71,631	67,094
Services and products purchased from NetEase Group [Member] | Fixed assets and inventories purchased from NetEase Group [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	2,198	18,222	6,647
Loan related transactions [Member] | Interest expenses on short-term loans from NetEase Group [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	31,215	30,232	31,851
Equity related transactions [Member] | Deemed contribution related to acquisition of businesses under common control [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction		69,603	44,024
Equity related transactions [Member] | Deemed contribution from NetEase Group related to issuance of preferred shares [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction			4,722
Equity related transactions [Member] | Deemed distribution to NetEase [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	2,060
Equity related transactions [Member] | Share-based compensation under NetEase Plan [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	2,682	¥ 4,356	¥ 6,176
Other transactions [Member] | Disposal of Youdao Cloudnote business to NetEase Group [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	¥ 670